Note 1 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended												12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Oct. 31, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	May 31, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents, at Carrying Value	$ 851,000												$ 851,000	$ 916,000	$ 708,000
Working Capital Deficit	$ 20,700,000												20,700,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations													$ (5,726,000)	(5,168,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	244,046												244,046
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	50,581												50,581
Share-based Compensation													$ 697,000	$ 1,397,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares													0	216,667,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares													1,557,369	546,291
Cash and Cash Equivalents Uninsured Amount	$ 676,000												$ 676,000
Stock Issued During Period, Shares, Warrants Exchanged | shares											3,546,203
Class of Warrant or Right, Exchanged During Period, Exercise Price | $ / shares											$ 3.48
Gain (Loss) on Exchange of Warrants													0	$ (4,410,000)
Stock Issued During Period, Shares, New Issues | shares								33,333
Proceeds from Issuance or Sale of Equity														2,463,000
Proceeds from Related Party Debt													5,505,000
Derivative, Gain (Loss) on Derivative, Net													2,100,000	11,700,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings													$ 5,800,000	$ 2,800,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers													2	3
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Customers [Member]
Concentration Risk, Percentage													78.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Three Customers [Member]
Concentration Risk, Percentage														82.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Customers													2	3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage													81.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage														90.00%
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		338,005	71,970	60,606	51,136	33,333	75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.98	$ 1.98	$ 1.98	$ 1.98	$ 2.82	$ 2.82
Class of Warrant or Right, Outstanding | shares						47,475	106,818
Proceeds from Issuance of Debt		$ 225,000
Warrant Term			5 years	5 years	5 years	5 years	5 years
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		498,927
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 6.60
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount	$ 2,800,000	$ 2,800,000											$ 2,800,000
Acuitas [Member] | March 2016 Promissory Note [Member]
Debt Instrument, Face Amount							$ 900,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Proceeds from Issuance of Debt							$ 900,000
Debt Instrument, Term							30 days
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date							12.00%
Acuitas [Member] | April 2016 Promissory Note [Member]
Debt Instrument, Face Amount						$ 1,300,000
Proceeds from Issuance of Debt						$ 400,000
Acuitas [Member] | May 2016 Promissory Note [Member]
Debt Instrument, Face Amount					$ 1,700,000
Proceeds from Issuance of Debt					$ 405,000
Acuitas [Member] | June 2016 Promissory Notes [Member]
Debt Instrument, Face Amount				$ 2,200,000
Proceeds from Issuance of Debt				480,000
Short-term Debt				$ 2,200,000
Acuitas [Member] | July 2016 Promissory Note [Member]
Debt Instrument, Face Amount			$ 2,800,000
Proceeds from Issuance of Debt			570,000
Short-term Debt			$ 2,800,000
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		338,005												155,835
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.98												$ 1.80
Stock Issued During Period, Shares, New Issues | shares														1,158,889
Proceeds from Issuance or Sale of Equity									$ 463,000					$ 2,100,000
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		498,927
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 6.60
Acuitas [Member] | July 2015 Convertible Debenture [Member]
Debt Instrument, Face Amount										$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 1.80		$ 11.40
Acuitas [Member] | Senior Promissory Note [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount		$ 2,800,000
Director [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		145,833
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 6.60
Warrant Term		5 years
Proceeds from Related Party Debt		$ 2,800,000
Investors [Member] | December 2016 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.60												$ 6.60
Warrant Term	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	40.00%												40.00%
Class of Warrant or Right, Issued During Period | shares	337,139
Investors [Member] | Debentures [Member]
Debt Instrument, Face Amount	$ 5,600,000												$ 5,600,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%												8.00%
Investors [Member] | December 2016 Convertible Debenture [Member]
Debt Instrument, Face Amount	$ 2,800,000												$ 2,800,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%												8.00%
Shamus [Member]
Stock Issued During Period, Shares, New Issues | shares														159,445
Proceeds from Issuance or Sale of Equity														$ 287,000
Shamus [Member] | Shamus Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		53,030
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.10	$ 6.60											$ 5.10
Warrant Term	5 years	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	75.00%												75.00%
Class of Warrant or Right, Issued During Period | shares	44,118
Shamus [Member] | Senior Promissory Note [Member]
Debt Instrument, Face Amount		$ 1,000,000
Shamus [Member] | Debentures [Member]
Warrant Term													5 years
Shamus [Member] | December 2016 Convertible Debenture [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%												8.00%
Proceeds from Issuance of Debt	$ 300,000												$ 300,000
Minimum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life													2 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life													5 years
Maximum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life													7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life													7 years
Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	304,167												304,167
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	244,046												244,046
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	50,581												50,581
Share-based Compensation													$ 697,000	$ 1,400,000
Twenty Ten Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years
Twenty Ten Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													5 years
April 2015 Warrants [Member]
Warrants and Rights Outstanding Duration												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												88,384
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1.80			$ 12
Class or Warrant or Right, Exercised During the Period | shares			11,048
Class of Warrant or Right, Outstanding | shares	77,336												77,336
July 2015 Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 11.40
July 2015 Convertible Debenture [Member] | Acuitas [Member]
Warrants and Rights Outstanding Duration										5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										155,834
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 11.40
Debt Instrument, Face Amount										$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 11.40
September Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 1.80
September Offering [Member] | Acuitas [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 1.80
Stock Issued During Period, Shares, New Issues | shares									250,000,000,000